Earnings (Loss) Per Share (Details Textual)	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares, Exercisable	7,839,867	5,934,200	6,373,567	5,494,500